UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Media & Telecommunications Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.2%
HARDWARE 1.2%
Consumer Electronics 0.8%
Apple (1)	84,000	12,054
		12,054
Enterprise Hardware 0.4%
Palm (1)	1,350,000	6,750
		6,750
Total Hardware		18,804
IT SERVICES 0.2%
IT Services 0.2%
CDNetworks (KRW) (1)	247,029	3,958
Total IT Services		3,958
MEDIA 42.2%
Advertising 1.2%
JCDecaux (EUR)	38,731	1,141
Omnicom	413,000	18,246
		19,387
Cable/Satellite 5.1%
Cablevision, Class A (1)	1,125,100	24,111
DISH Network, Class A (1)	810,000	23,272
Shaw Communications, B Shares	779,600	14,173
Time Warner Cable, Class A (1)	840,000	20,983
		82,539
Gaming 4.1%
International Game Technology	955,000	38,401
Las Vegas Sands (1)	155,000	11,414
Melco PBL Entertainment, ADR (1)	1,045,000	11,892
Pinnacle Entertainment (1)	395,000	5,056
		66,763
Internet 18.2%
Amazon.com (1)	1,045,000	74,508
Blue Nile (1)	152,200	8,242
CNET Networks (1)	1,072,000	7,611
E-Health (1)	310,000	6,842
Expedia (1)	1,230,000	26,925
Gmarket, ADR (1)	839,300	17,978
Google, Class A (1)	166,000	73,118
Info Edge India (INR)	339,806	7,436
Monster Worldwide (1)	448,000	10,846
NDS Group, ADR (1)	120,400	5,884
NHN (KRW) (1)	40,000	9,356
Oanda, Acquisition Date: 8/24/07
Acquisition Cost $2,784 (1)(2)	97,512	2,784
PlanetOut (1)(3)	471,430	1,721
priceline.com (1)	70,000	8,460
Tencent Holdings (HKD)	3,642,000	20,686
The Knot (1)	655,000	7,696
Yahoo Japan (JPY)	14,000	7,353
		297,446
Media & Entertainment 7.0%
Carnival	425,000	17,204
Central European Media Enterprises (1)	274,013	23,354
Disney	335,000	10,512
Global Traffic Network (1)	468,618	4,105
Liberty Global (1)	813,114	27,711
Liberty Global, Series C (1)	384,364	12,484
Naspers, N Shares (ZAR)	175,000	3,032
Shangri-La Asia (HKD)	442,000	1,199
Southwest Airlines	1,180,000	14,632
		114,233
Publishing 1.8%
McGraw-Hill	355,000	13,117
Scripps, Class A	400,000	16,804
		29,921
Radio/Outdoor Advertising 4.8%
Clear Channel Outdoor, Class A (1)	1,716,800	32,636
Lamar Advertising (1)	1,287,800	46,271
		78,907
Total Media		689,196
SOFTWARE 5.1%
Consumer Software 4.3%
Electronic Arts (1)	455,000	22,714
Gameloft (EUR) (1)	3,271,400	14,203
Nintendo (JPY)	38,200	19,753
Ubisoft Entertainment (EUR) (1)	161,500	13,925
		70,595
Systems Software 0.8%
VeriSign (1)	365,600	12,152
		12,152
Total Software		82,747
TELECOM EQUIPMENT 1.1%
Wireline Equipment 1.1%
Alcatel-Lucent (EUR)	1,200,000	6,880
Juniper Networks (1)	441,000	11,025
Total Telecom Equipment		17,905
TELECOM SERVICES 47.4%

Competitive Local Exchange Carriers 2.8%
Cogent Communications Group (1)	1,680,000	30,761
GVT Holding (BRL) (1)	765,000	14,431
		45,192
Wireless - Domestic 21.1%
American Tower Systems, Class A (1)	3,403,000	133,432
Crown Castle International (1)	3,019,800	104,153
Leap Wireless International (1)	1,650,000	76,890
SBA Communications (1)	296,600	8,847
Sprint Nextel	3,070,000	20,538
		343,860
Wireless - International 16.7%
America Movil, ADR	1,235,000	78,657
Bharti Airtel (INR) (1)	2,871,098	58,735
Dialog Telekom (LKR)	12,178,650	1,892
Hutchison Telecommunications (HKD)	30,004,000	42,934
Idea Cellular (INR) (1)	3,603,138	9,233
MTN Group (ZAR)	530,000	8,011
Orascom Telecom (EGP)	581,531	7,890
Rogers Communications, Class B	1,140,000	40,949
StarHub (SGD)	3,148,350	6,958
Vivo Participacoes, ADR (1)	2,980,000	17,761
		273,020
Wireline - Domestic 1.8%
AT&T	310,000	11,873
MetroPCS Communications (1)	1,020,000	17,340
		29,213
Wireline - International 5.0%
Telefonica SA (EUR)	2,230,000	64,142
Telekom Malaysia (MYR)	5,460,000	18,154
		82,296
Total Telecom Services		773,581
Total Common Stocks (Cost $1,352,031)		1,586,191
PREFERRED STOCKS 1.5%
MEDIA 1.5%
Internet 1.5%
Bill Me Later, Acquisition Date: 7/6/07
Acquisition Cost $10,000 (1)(2)	276,014	10,000
Ning, Acquisition Date: 7/2/07, Acquisition Cost $5,000 (1)(2)	1,559,284	10,460
Slide, Acquisition Date: 1/14/08, Acquisition Cost $4,654 (1)(2)	1,020,000	4,654
Total Preferred Stocks (Cost $19,654)		25,114
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Investment
Fund, 1.35% (3)(4)	17,329,238	17,329
Total Short-Term Investments (Cost $17,329)		17,329
Total Investments in Securities
99.8% of Net Assets (Cost $1,389,014)		$1,628,634

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $27,898 and represents 1.7% of net assets.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depository Receipts
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgit
SGD	Singapore Dollar
ZAR	South African Rand

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
PlanetOut	-	-	-	$1,721	$ 2,937
T. Rowe Price
Government Reserve
Investment
Fund, 1.35%	¤	¤	95	17,329	23,155
Totals			$95	$ 19,050	$ 26,092

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$25,571
Dividend income	95
Interest income	-
Investment income	$95
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 1,242,105,000 Level 2 – significant other observable inputs 358,631,000 Level 3 – significant unobservable inputs 27,898,000 Total $ 1,628,634,000

Following is a reconciliation of the fund’s Level 3 investments for the period ended March 31, 2008:

Investments in Securities

Balance, beginning of period $ 17,784,000 Change in unrealized gain (loss) 5,460,000 Net purchases (sales) 4,654,000 Balance, end of period $ 27,898,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $1,389,014,000. Net unrealized gain aggregated $239,610,000 at period-end, of which $383,980,000 related to appreciated investments and $144,370,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008